Net Income per Share (Tables)	12 Months Ended
Dec. 31, 2024
Net Income per Share
Schedule of basic and diluted net income per share

	Year Ended December 31,
	2022	2023	2024

	(In US$ thousands, except share data and per share data)
Basic net income per share calculation:
Numerator:
Net income attributable to Weibo’s shareholders	$85,555	$342,598	$300,801
Denominator:
Weighted average ordinary shares outstanding	235,164	235,560	237,324
Basic net income per share attributable to Weibo’s shareholders	$0.36	$1.45	$1.27

Diluted net income per share calculation:
Numerator:
Net income attributable to Weibo	$85,555	$342,598	$300,801
Add: Effect on interest expenses and amortized issuance cost of convertible senior notes	—	529	7,713
Net income attributable to Weibo’s shareholders for calculating diluted net income per share	85,555	343,127	308,514
Denominator:
Weighted average ordinary shares outstanding	235,164	235,560	237,324
Effects of dilutive securities
Stock options	—	14	218
Unvested restricted share units	1,243	2,625	1,965
Convertible senior notes	—	1,775	25,734
Shares used in computing diluted net income per share attributable to Weibo’s shareholders	236,407	239,974	265,241
Diluted net income per share attributable to Weibo’s shareholders	$0.36	$1.43	$1.16